UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2000

Click here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	757 N. Broadway
		Suite 312
		Milwaukee, WI 53202

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	414-298-4040
Signature, Place, and Date of Signing:

	David B. Kennedy	Milwaukee, WI	MAY 15, 2000


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	30

Form 13F Information Table value Total:	$400,718

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AMERICA ONLINE INC DEL         COM              02364J104    13627   202628 SH       SOLE                 152100             50528
D BMC SOFTWARE INC               COM              055921100     1980    40100 SH       SOLE                  40000               100
D CADENCE DESIGN SYS             COM              127387108     3994   192470 SH       SOLE                 170000             22470
D CISCO SYSTEM INC               COM              17275R102    83267  1077020 SH       SOLE                 513000            564020
D CLEAR CHANNEL COMMUNICATION    COM              184502102     1623    23500 SH       SOLE                  20000              3500
D COMPUTER ASSOC INTL            COM              204912109     1480    25000 SH       SOLE                  25000
D DELL COMPUTER CORP             COM              247025109    15127   280450 SH       SOLE                 201500             78950
D E M C CORP MASS                COM              268648102    34786   278288 SH       SOLE                 141500            136788
D GENERAL ELECTRIC CO            COM              369604103     8295    53448 SH       SOLE                  26600             27248
D INTEL CORP                     COM              458140100    32105   243337 SH       SOLE                 121500            121837
D KOHLS CORP                     COM              500255104     8166    79673 SH       SOLE                  62750             16923
D LEVEL 3 COMMUNICATIONS         COM              52729N100      332     3140 SH       SOLE                                     3140
D LUCENT TECHNOLOGIES INC        COM              549463107    20563   338485 SH       SOLE                 201600            136885
D MICROSOFT CP WASH              COM              594918104    23313   219415 SH       SOLE                 122000             97915
D NETSMART TECHNOLOGIES INC      COM              64114W306      216    19766 SH       SOLE                                    19766
D NOKIA CORP SPON ADR            COM              654902204    25279   116360 SH       SOLE                  61300             55360
D PARAMETRIC TECH CORP           COM              699173100     4644   220465 SH       SOLE                 190000             30465
D PMC SIERRA INC                 COM              69344F106    13181    64710 SH       SOLE                  38000             26710
D SANMINA CORP                   COM              800907107     4032    59680 SH       SOLE                  41100             18580
D SCHWAB CHARLS CP NEW           COM              808513105     5532    97368 SH       SOLE                  51000             46368
D SDL, INC                       COM              784076101     2784    13080 SH       SOLE                    350             12980
D SNAP ON INC                    COM              833034101      310    11831 SH       SOLE                                    11831
D SOLECTRON                      COM              834182107    16874   421200 SH       SOLE                 303750            118450
D SUN MICROSYSTEMS               COM              866810104    24919   265938 SH       SOLE                 102600            163338
D TELLABS INC  DEL               COM              879664100    20572   326621 SH       SOLE                 211500            115121
D TEXAS INSTRUMENTS  INC         COM              882508104     4699    29367 SH       SOLE                   2500             26867
D TYCO                           COM              902124106     4172    83650 SH       SOLE                  75000              8650
D VITESSE SEMICONDUCTOR CP       COM              928497106    11271   117100 SH       SOLE                  51575             66025
D VODAFONE AIRTOUCH PUBLIC LTD   COM              92857T107     9530   171521 SH       SOLE                 125000             46521
D WORLDCOM INC                   COM              55268B106     4046    89285 SH       SOLE                  61500             27785
S REPORT SUMMARY                 30 DATA RECORDS              400718            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED